Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of year	$ 101,106	$ 89,604
Accretion expense	4,768	4,288
Liabilities incurred and liabilities assumed in business combinations	7,940	6,700
Liabilities settled	(309)	166
Revisions in estimated cash flows	(3,852)	348
Balance at end of year	$ 109,653	$ 101,106